Leases - Summary of Cash Flow Information Related to Operating Leases (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Operating lease right-of-use asset	$ 9,329		$ 10,864	$ 13,219
Accrued rent	857		877	835
Total operating lease right-of-use asset, net	8,472		9,987	12,384
Short-term operating lease liabilities	3,060		3,033	2,795
Long-term operating lease liabilities	6,269		7,831	10,424
Total operating lease liabilities	9,329		10,864	13,219
Cash paid for amounts included in the measurement of operating lease liabilities	$ 1,654	$ 1,573	$ 3,192	$ 2,500